Document and Entity Information	Dec. 16, 2021
Prospectus:
Document Type	497
Document Period End Date	Dec. 16, 2021
Entity Registrant Name	IndexIQ ETF Trust
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 17, 2021
Document Effective Date	Dec. 17, 2021
Prospectus Date	Aug. 31, 2021
IQ Real Return ETF | IQ Real Return ETF
Prospectus:
Trading Symbol	CPI